Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Strategic Series
Entity Central Index Key	0000872625
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Biotechnology Discovery Fund
Class Name	Class A
Trading Symbol	FBDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$99	1.01%
[1]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class A shares of Franklin Biotechnology Discovery Fund returned -3.64%. The Fund compares its performance to the  NASDAQ Biotechnology Index and the S&P 500 Index, which returned 2.36% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweighting and stock selection in the health care services industry, where the shares of lead contributor Guardant Health more than doubled in value.
↑	Underweighting and stock selection in the life sciences tools and services industry, where the Fund had no exposure to numerous index component companies that sustained double-digit percentage losses.
↑
Exceptionally high one-year returns for several overweighted or off-benchmark holdings in the biotechnology and pharmaceuticals industries, including key contributors Insmed, Benitec Biopharma, Arcutis Biotherapeutics, PTC Therapeutics, uniQure (purchased during the period), ARS Pharmaceuticals and Argenx. Notably, the Fund’s lack of investment in poor-performing index component company Moderna boosted relative returns more than any of these actively-held contributors.

Top detractors from performance:
↓
Stock selection and overall declines in the biotechnology industry (averaging just over 79% of the portfolio), while biotech firms tracked by the benchmark index appreciated; several overweight or off-benchmark holdings sustained double-digit percentage losses, including Cullinan Therapeutics, Day One Biopharmaceuticals, HilleVax, and Spyre Therapeutics.

↓
Underweighting in Gilead Sciences, Alnylam Pharmaceuticals and other biotech stocks that posted exceptional gains, as well as the Fund’s lack of investment in Summit Therapeutics, which saw a roughly sixfold increase on the benchmark index.

↓
Stock selection in the pharmaceuticals industry (averaging 13.4% of total net assets), where EyePoint Pharmaceuticals, Contineum Therapeutics and Alto Neuroscience were among the key detractors. Elsewhere in the portfolio, a substantial loss for off-index bioprocessing and laboratory supplies specialist Avantor was a key hindrance in the life sciences tools and services industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	-3.64	2.16	1.93
Class A (with sales charge)	-8.93	1.01	1.36
Russell 3000 Index	11.40	15.12	11.68
NASDAQ Biotechnology Index	2.36	1.78	1.99
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 707,416,266
Holdings Count | $ / shares	95	[2]
Advisory Fees Paid, Amount	$ 5,096,357
Investment Company Portfolio Turnover	21.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$707,416,266
Total Number of Portfolio Holdings*	95
Total Management Fee Paid	$5,096,357
Portfolio Turnover Rate	21.87%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Wendy Lam, Ph.D. stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Biotechnology Discovery Fund
Class Name	Class C
Trading Symbol	FBTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$172	1.76%
[3]
Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class C shares of Franklin Biotechnology Discovery Fund returned -4.36%. The Fund compares its performance to the  NASDAQ Biotechnology Index and the S&P 500 Index, which returned 2.36% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweighting and stock selection in the health care services industry, where the shares of lead contributor Guardant Health more than doubled in value.
↑	Underweighting and stock selection in the life sciences tools and services industry, where the Fund had no exposure to numerous index component companies that sustained double-digit percentage losses.
↑
Exceptionally high one-year returns for several overweighted or off-benchmark holdings in the biotechnology and pharmaceuticals industries, including key contributors Insmed, Benitec Biopharma, Arcutis Biotherapeutics, PTC Therapeutics, uniQure (purchased during the period), ARS Pharmaceuticals and Argenx. Notably, the Fund’s lack of investment in poor-performing index component company Moderna boosted relative returns more than any of these actively-held contributors.

Top detractors from performance:
↓
Stock selection and overall declines in the biotechnology industry (averaging just over 79% of the portfolio), while biotech firms tracked by the benchmark index appreciated; several overweight or off-benchmark holdings sustained double-digit percentage losses, including Cullinan Therapeutics, Day One Biopharmaceuticals, HilleVax, and Spyre Therapeutics.

↓
Underweighting in Gilead Sciences, Alnylam Pharmaceuticals and other biotech stocks that posted exceptional gains, as well as the Fund’s lack of investment in Summit Therapeutics, which saw a roughly sixfold increase on the benchmark index.

↓
Stock selection in the pharmaceuticals industry (averaging 13.4% of total net assets), where EyePoint Pharmaceuticals, Contineum Therapeutics and Alto Neuroscience were among the key detractors. Elsewhere in the portfolio, a substantial loss for off-index bioprocessing and laboratory supplies specialist Avantor was a key hindrance in the life sciences tools and services industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	-4.36	1.43	1.19
Class C (with sales charge)	-5.23	1.43	1.19
Russell 3000 Index	11.40	15.12	11.68
NASDAQ Biotechnology Index	2.36	1.78	1.99
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 707,416,266
Holdings Count | $ / shares	95	[4]
Advisory Fees Paid, Amount	$ 5,096,357
Investment Company Portfolio Turnover	21.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$707,416,266
Total Number of Portfolio Holdings*	95
Total Management Fee Paid	$5,096,357
Portfolio Turnover Rate	21.87%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Wendy Lam, Ph.D. stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Biotechnology Discovery Fund
Class Name	Class R6
Trading Symbol	FRBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$65	0.66%
[5]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R6 shares of Franklin Biotechnology Discovery Fund returned -3.31%. The Fund compares its performance to the  NASDAQ Biotechnology Index and the S&P 500 Index, which returned 2.36% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweighting and stock selection in the health care services industry, where the shares of lead contributor Guardant Health more than doubled in value.
↑	Underweighting and stock selection in the life sciences tools and services industry, where the Fund had no exposure to numerous index component companies that sustained double-digit percentage losses.
↑
Exceptionally high one-year returns for several overweighted or off-benchmark holdings in the biotechnology and pharmaceuticals industries, including key contributors Insmed, Benitec Biopharma, Arcutis Biotherapeutics, PTC Therapeutics, uniQure (purchased during the period), ARS Pharmaceuticals and Argenx. Notably, the Fund’s lack of investment in poor-performing index component company Moderna boosted relative returns more than any of these actively-held contributors.

Top detractors from performance:
↓
Stock selection and overall declines in the biotechnology industry (averaging just over 79% of the portfolio), while biotech firms tracked by the benchmark index appreciated; several overweight or off-benchmark holdings sustained double-digit percentage losses, including Cullinan Therapeutics, Day One Biopharmaceuticals, HilleVax, and Spyre Therapeutics.

↓
Underweighting in Gilead Sciences, Alnylam Pharmaceuticals and other biotech stocks that posted exceptional gains, as well as the Fund’s lack of investment in Summit Therapeutics, which saw a roughly sixfold increase on the benchmark index.

↓
Stock selection in the pharmaceuticals industry (averaging 13.4% of total net assets), where EyePoint Pharmaceuticals, Contineum Therapeutics and Alto Neuroscience were among the key detractors. Elsewhere in the portfolio, a substantial loss for off-index bioprocessing and laboratory supplies specialist Avantor was a key hindrance in the life sciences tools and services industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R6	-3.31	2.54	2.32
Russell 3000 Index	11.40	15.12	11.68
NASDAQ Biotechnology Index	2.36	1.78	1.99
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 707,416,266
Holdings Count | $ / shares	95	[6]
Advisory Fees Paid, Amount	$ 5,096,357
Investment Company Portfolio Turnover	21.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$707,416,266
Total Number of Portfolio Holdings*	95
Total Management Fee Paid	$5,096,357
Portfolio Turnover Rate	21.87%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Wendy Lam, Ph.D. stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Biotechnology Discovery Fund
Class Name	Advisor Class
Trading Symbol	FTDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Biotechnology Discovery Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$75	0.76%
[7]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Advisor Class shares of Franklin Biotechnology Discovery Fund returned -3.41%. The Fund compares its performance to the  NASDAQ Biotechnology Index and the S&P 500 Index, which returned 2.36% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweighting and stock selection in the health care services industry, where the shares of lead contributor Guardant Health more than doubled in value.
↑	Underweighting and stock selection in the life sciences tools and services industry, where the Fund had no exposure to numerous index component companies that sustained double-digit percentage losses.
↑
Exceptionally high one-year returns for several overweighted or off-benchmark holdings in the biotechnology and pharmaceuticals industries, including key contributors Insmed, Benitec Biopharma, Arcutis Biotherapeutics, PTC Therapeutics, uniQure (purchased during the period), ARS Pharmaceuticals and Argenx. Notably, the Fund’s lack of investment in poor-performing index component company Moderna boosted relative returns more than any of these actively-held contributors.

Top detractors from performance:
↓
Stock selection and overall declines in the biotechnology industry (averaging just over 79% of the portfolio), while biotech firms tracked by the benchmark index appreciated; several overweight or off-benchmark holdings sustained double-digit percentage losses, including Cullinan Therapeutics, Day One Biopharmaceuticals, HilleVax, and Spyre Therapeutics.

↓
Underweighting in Gilead Sciences, Alnylam Pharmaceuticals and other biotech stocks that posted exceptional gains, as well as the Fund’s lack of investment in Summit Therapeutics, which saw a roughly sixfold increase on the benchmark index.

↓
Stock selection in the pharmaceuticals industry (averaging 13.4% of total net assets), where EyePoint Pharmaceuticals, Contineum Therapeutics and Alto Neuroscience were among the key detractors. Elsewhere in the portfolio, a substantial loss for off-index bioprocessing and laboratory supplies specialist Avantor was a key hindrance in the life sciences tools and services industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	-3.41	2.42	2.19
Russell 3000 Index	11.40	15.12	11.68
NASDAQ Biotechnology Index	2.36	1.78	1.99
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 707,416,266
Holdings Count | $ / shares	95	[8]
Advisory Fees Paid, Amount	$ 5,096,357
Investment Company Portfolio Turnover	21.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$707,416,266
Total Number of Portfolio Holdings*	95
Total Management Fee Paid	$5,096,357
Portfolio Turnover Rate	21.87%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Wendy Lam, Ph.D. stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Core Plus Bond Fund
Class Name	Class A
Trading Symbol	FRSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$88	0.85%
[9]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2024, Class A shares of Franklin Core Plus Bond Fund returned 6.98%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 8.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to high-yield (HY) corporate bonds, senior secured floating-rate bank loans and collateralized loan obligations.
↑	Security selection in investment-grade (IG) corporate bonds.
↑	Exposure to the two- and five-year portions of the yield curve.

Top detractors from performance:
↓	Exposure to the 10-, 20- and 30-year portions of the yield curve.
↓	Underweight allocation to agency mortgage-backed securities (MBS).
↓	Security selection in HY corporate bonds.
Use of derivatives and the impact on performance:
The Fund utilized bond futures to manage duration exposure and high-yield credit default swap (CDS) to manage the Fund’s credit exposure. In aggregate, these instruments detracted slightly from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	6.98	3.37	2.00
Class A (with sales charge)	2.91	2.57	1.61
Bloomberg U.S. Aggregate Index	8.02	-0.67	1.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 11, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,468,245,569
Holdings Count | $ / shares	719	[10]
Advisory Fees Paid, Amount	$ 10,452,494
Investment Company Portfolio Turnover	156.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,468,245,569
Total Number of Portfolio Holdings*	719
Total Management Fee Paid	$10,452,494
Portfolio Turnover Rate	156.08%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 11, 2024, the Fund changed its name from the “Franklin Strategic Income Fund” to the “Franklin Core Plus Bond Fund”.
In addition, effective November 12, 2024, the Fund’s investment strategies were revised to reflect: (i) the Fund’s new core plus strategy, which means that the Fund invests primarily in investment-grade securities, but also may invest up to 30% of its assets in below investment-grade securities to potentially increase returns; and (ii) the Fund’s targeted average portfolio duration, which, under normal market conditions, is estimated to be within one and a half years of the average portfolio duration of the Fund’s benchmark, the Bloomberg U.S. Aggregate Index. Effective December 11, 2024, in connection with the Fund’s name change, the Fund added a principal investment policy to reflect that, under normal market conditions, the Fund invests at least 80% of its net assets in bonds including derivative instruments or other investments that have economic characteristics similar to bonds.
Also, effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
Finally, effective January 1, 2025, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% for each share class except Class R6 and 0.48% for Class R6.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Core Plus Bond Fund
Class Name	Class C
Trading Symbol	FSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$130	1.26%
[11]
Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2024, Class C shares of Franklin Core Plus Bond Fund returned 6.53%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 8.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to high-yield (HY) corporate bonds, senior secured floating-rate bank loans and collateralized loan obligations.
↑	Security selection in investment-grade (IG) corporate bonds.
↑	Exposure to the two- and five-year portions of the yield curve.

Top detractors from performance:
↓	Exposure to the 10-, 20- and 30-year portions of the yield curve.
↓	Underweight allocation to agency mortgage-backed securities (MBS).
↓	Security selection in HY corporate bonds.
Use of derivatives and the impact on performance:
The Fund utilized bond futures to manage duration exposure and high-yield credit default swap (CDS) to manage the Fund’s credit exposure. In aggregate, these instruments detracted slightly from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	6.53	2.95	1.58
Class C (with sales charge)	5.53	2.95	1.58
Bloomberg U.S. Aggregate Index	8.02	-0.67	1.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 11, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,468,245,569
Holdings Count | $ / shares	719	[12]
Advisory Fees Paid, Amount	$ 10,452,494
Investment Company Portfolio Turnover	156.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,468,245,569
Total Number of Portfolio Holdings*	719
Total Management Fee Paid	$10,452,494
Portfolio Turnover Rate	156.08%
[12]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 11, 2024, the Fund changed its name from the “Franklin Strategic Income Fund” to the “Franklin Core Plus Bond Fund”.
In addition, effective November 12, 2024, the Fund’s investment strategies were revised to reflect: (i) the Fund’s new core plus strategy, which means that the Fund invests primarily in investment-grade securities, but also may invest up to 30% of its assets in below investment-grade securities to potentially increase returns; and (ii) the Fund’s targeted average portfolio duration, which, under normal market conditions, is estimated to be within one and a half years of the average portfolio duration of the Fund’s benchmark, the Bloomberg U.S. Aggregate Index. Effective December 11, 2024, in connection with the Fund’s name change, the Fund added a principal investment policy to reflect that, under normal market conditions, the Fund invests at least 80% of its net assets in bonds including derivative instruments or other investments that have economic characteristics similar to bonds.
Also, effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
Finally, effective January 1, 2025, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% for each share class except Class R6 and 0.48% for Class R6.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Core Plus Bond Fund
Class Name	Class R
Trading Symbol	FKSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$114	1.10%
[13]
Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2024, Class R shares of Franklin Core Plus Bond Fund returned 6.62%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 8.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to high-yield (HY) corporate bonds, senior secured floating-rate bank loans and collateralized loan obligations.
↑	Security selection in investment-grade (IG) corporate bonds.
↑	Exposure to the two- and five-year portions of the yield curve.

Top detractors from performance:
↓	Exposure to the 10-, 20- and 30-year portions of the yield curve.
↓	Underweight allocation to agency mortgage-backed securities (MBS).
↓	Security selection in HY corporate bonds.
Use of derivatives and the impact on performance:
The Fund utilized bond futures to manage duration exposure and high-yield credit default swap (CDS) to manage the Fund’s credit exposure. In aggregate, these instruments detracted slightly from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R	6.62	3.10	1.73
Bloomberg U.S. Aggregate Index	8.02	-0.67	1.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 11, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,468,245,569
Holdings Count | $ / shares	719	[14]
Advisory Fees Paid, Amount	$ 10,452,494
Investment Company Portfolio Turnover	156.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,468,245,569
Total Number of Portfolio Holdings*	719
Total Management Fee Paid	$10,452,494
Portfolio Turnover Rate	156.08%
[14]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 11, 2024, the Fund changed its name from the “Franklin Strategic Income Fund” to the “Franklin Core Plus Bond Fund”.
In addition, effective November 12, 2024, the Fund’s investment strategies were revised to reflect: (i) the Fund’s new core plus strategy, which means that the Fund invests primarily in investment-grade securities, but also may invest up to 30% of its assets in below investment-grade securities to potentially increase returns; and (ii) the Fund’s targeted average portfolio duration, which, under normal market conditions, is estimated to be within one and a half years of the average portfolio duration of the Fund’s benchmark, the Bloomberg U.S. Aggregate Index. Effective December 11, 2024, in connection with the Fund’s name change, the Fund added a principal investment policy to reflect that, under normal market conditions, the Fund invests at least 80% of its net assets in bonds including derivative instruments or other investments that have economic characteristics similar to bonds.
Also, effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
Finally, effective January 1, 2025, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% for each share class except Class R6 and 0.48% for Class R6.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	FGKNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$52	0.50%
[15]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2024, Class R6 shares of Franklin Core Plus Bond Fund returned 7.35%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 8.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to high-yield (HY) corporate bonds, senior secured floating-rate bank loans and collateralized loan obligations.
↑	Security selection in investment-grade (IG) corporate bonds.
↑	Exposure to the two- and five-year portions of the yield curve.

Top detractors from performance:
↓	Exposure to the 10-, 20- and 30-year portions of the yield curve.
↓	Underweight allocation to agency mortgage-backed securities (MBS).
↓	Security selection in HY corporate bonds.
Use of derivatives and the impact on performance:
The Fund utilized bond futures to manage duration exposure and high-yield credit default swap (CDS) to manage the Fund’s credit exposure. In aggregate, these instruments detracted slightly from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R6	7.35	3.74	2.38
Bloomberg U.S. Aggregate Index	8.02	-0.67	1.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 11, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,468,245,569
Holdings Count | $ / shares	719	[16]
Advisory Fees Paid, Amount	$ 10,452,494
Investment Company Portfolio Turnover	156.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,468,245,569
Total Number of Portfolio Holdings*	719
Total Management Fee Paid	$10,452,494
Portfolio Turnover Rate	156.08%
[16]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 11, 2024, the Fund changed its name from the “Franklin Strategic Income Fund” to the “Franklin Core Plus Bond Fund”.
In addition, effective November 12, 2024, the Fund’s investment strategies were revised to reflect: (i) the Fund’s new core plus strategy, which means that the Fund invests primarily in investment-grade securities, but also may invest up to 30% of its assets in below investment-grade securities to potentially increase returns; and (ii) the Fund’s targeted average portfolio duration, which, under normal market conditions, is estimated to be within one and a half years of the average portfolio duration of the Fund’s benchmark, the Bloomberg U.S. Aggregate Index. Effective December 11, 2024, in connection with the Fund’s name change, the Fund added a principal investment policy to reflect that, under normal market conditions, the Fund invests at least 80% of its net assets in bonds including derivative instruments or other investments that have economic characteristics similar to bonds.
Also, effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
Finally, effective January 1, 2025, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% for each share class except Class R6 and 0.48% for Class R6.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Core Plus Bond Fund
Class Name	Advisor Class
Trading Symbol	FKSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Core Plus Bond Fund (previously known as Franklin Strategic Income Fund) for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$62	0.60%
[17]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2024, Advisor Class shares of Franklin Core Plus Bond Fund returned 7.24%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 8.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight allocation to high-yield (HY) corporate bonds, senior secured floating-rate bank loans and collateralized loan obligations.
↑	Security selection in investment-grade (IG) corporate bonds.
↑	Exposure to the two- and five-year portions of the yield curve.

Top detractors from performance:
↓	Exposure to the 10-, 20- and 30-year portions of the yield curve.
↓	Underweight allocation to agency mortgage-backed securities (MBS).
↓	Security selection in HY corporate bonds.
Use of derivatives and the impact on performance:
The Fund utilized bond futures to manage duration exposure and high-yield credit default swap (CDS) to manage the Fund’s credit exposure. In aggregate, these instruments detracted slightly from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	7.24	3.62	2.25
Bloomberg U.S. Aggregate Index	8.02	-0.67	1.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 11, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,468,245,569
Holdings Count | $ / shares	719	[18]
Advisory Fees Paid, Amount	$ 10,452,494
Investment Company Portfolio Turnover	156.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,468,245,569
Total Number of Portfolio Holdings*	719
Total Management Fee Paid	$10,452,494
Portfolio Turnover Rate	156.08%
[18]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 11, 2024, the Fund changed its name from the “Franklin Strategic Income Fund” to the “Franklin Core Plus Bond Fund”.
In addition, effective November 12, 2024, the Fund’s investment strategies were revised to reflect: (i) the Fund’s new core plus strategy, which means that the Fund invests primarily in investment-grade securities, but also may invest up to 30% of its assets in below investment-grade securities to potentially increase returns; and (ii) the Fund’s targeted average portfolio duration, which, under normal market conditions, is estimated to be within one and a half years of the average portfolio duration of the Fund’s benchmark, the Bloomberg U.S. Aggregate Index. Effective December 11, 2024, in connection with the Fund’s name change, the Fund added a principal investment policy to reflect that, under normal market conditions, the Fund invests at least 80% of its net assets in bonds including derivative instruments or other investments that have economic characteristics similar to bonds.
Also, effective September 30, 2024, Michael V. Salm was added as a portfolio manager of the Fund.
Finally, effective January 1, 2025, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% for each share class except Class R6 and 0.48% for Class R6.
This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Growth Opportunities Fund
Class Name	Class A
Trading Symbol	FGRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.89%
[19]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class A shares of Franklin Growth Opportunities Fund returned 7.85%. The Fund compares its performance to the Russell 3000 Growth Index and the S&P 500 Index, which returned 14.07% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials and communication services sectors. Axon Enterprise, a law enforcement technology company, was a leading relative contributor in the industrials sector. A focus on force enhancement, efficiency and artificial intelligence (AI) technology from domestic and international police agencies have been growth drivers for Axon. In the communication services sector, the Fund benefited from a lack of certain index component stocks that fared poorly over the period.

↑
At the stock level, a below-index weighting in Microsoft helped relative returns in the information technology (IT) sector. The software giant’s cloud computing platform Azure continued to be profitable for the company but saw a moderation in growth.

↑
The IT sector also benefited from an investment in Fair Isaac—a credit scoring and data analytics provider. Pricing power and strong customer demand in its credit scoring business lifted the stock to a record high over the period. The company has a dominant position in mortgage scoring and is a vital component of the credit scoring process.

Top detractors from performance:
↓
Stock selection in the consumer discretionary sector was a driver of negative relative returns over the period, led lower by an underweight in Tesla. Stock performance for the electric carmaker was driven, in part, by positive market sentiment and increased expectations for growth following the 2024 presidential election and announcements on progress with their self-driving car, robotaxi and humanoid robot strategies.

↓
Stock selection in the IT sector had an adverse effect on relative performance. Underweights in Broadcom and Apple accounted for a large share of the Fund’s relative decline but added to absolute returns. Semiconductor company Broadcom saw significant growth in AI revenue supported by strong demand for its AI chips.

↓
Apple’s stock reached an all-time high in mid-July 2024 following the company’s announcement of Apple Intelligence, a software update that brings AI features across its products. The technology giant also announced a record US$110 billion share buyback program, making it the largest buyback in U.S. corporate history.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	7.85	11.45	11.08
Class A (with sales charge)	1.91	10.20	10.45
Russell 3000 Index	11.40	15.12	11.68
Russell 3000 Growth Index	14.07	16.71	14.72
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,160,453,860
Holdings Count | $ / shares	85	[20]
Advisory Fees Paid, Amount	$ 24,439,109
Investment Company Portfolio Turnover	27.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$4,160,453,860
Total Number of Portfolio Holdings*	85
Total Management Fee Paid	$24,439,109
Portfolio Turnover Rate	27.59%
[20]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Anthony Hardy was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Growth Opportunities Fund
Class Name	Class C
Trading Symbol	FKACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$170	1.64%
[21]
Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class C shares of Franklin Growth Opportunities Fund returned 7.03%. The Fund compares its performance to the Russell 3000 Growth Index and the S&P 500 Index, which returned 14.07% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials and communication services sectors. Axon Enterprise, a law enforcement technology company, was a leading relative contributor in the industrials sector. A focus on force enhancement, efficiency and artificial intelligence (AI) technology from domestic and international police agencies have been growth drivers for Axon. In the communication services sector, the Fund benefited from a lack of certain index component stocks that fared poorly over the period.

↑
At the stock level, a below-index weighting in Microsoft helped relative returns in the information technology (IT) sector. The software giant’s cloud computing platform Azure continued to be profitable for the company but saw a moderation in growth.

↑
The IT sector also benefited from an investment in Fair Isaac—a credit scoring and data analytics provider. Pricing power and strong customer demand in its credit scoring business lifted the stock to a record high over the period. The company has a dominant position in mortgage scoring and is a vital component of the credit scoring process.

Top detractors from performance:
↓
Stock selection in the consumer discretionary sector was a driver of negative relative returns over the period, led lower by an underweight in Tesla. Stock performance for the electric carmaker was driven, in part, by positive market sentiment and increased expectations for growth following the 2024 presidential election and announcements on progress with their self-driving car, robotaxi and humanoid robot strategies.

↓
Stock selection in the IT sector had an adverse effect on relative performance. Underweights in Broadcom and Apple accounted for a large share of the Fund’s relative decline but added to absolute returns. Semiconductor company Broadcom saw significant growth in AI revenue supported by strong demand for its AI chips.

↓
Apple’s stock reached an all-time high in mid-July 2024 following the company’s announcement of Apple Intelligence, a software update that brings AI features across its products. The technology giant also announced a record US$110 billion share buyback program, making it the largest buyback in U.S. corporate history.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	7.03	10.61	10.26
Class C (with sales charge)	6.11	10.61	10.26
Russell 3000 Index	11.40	15.12	11.68
Russell 3000 Growth Index	14.07	16.71	14.72
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,160,453,860
Holdings Count | $ / shares	85	[22]
Advisory Fees Paid, Amount	$ 24,439,109
Investment Company Portfolio Turnover	27.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$4,160,453,860
Total Number of Portfolio Holdings*	85
Total Management Fee Paid	$24,439,109
Portfolio Turnover Rate	27.59%
[22]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Anthony Hardy was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Growth Opportunities Fund
Class Name	Class R
Trading Symbol	FKARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$118	1.14%
[23]
Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R shares of Franklin Growth Opportunities Fund returned 7.57%. The Fund compares its performance to the Russell 3000 Growth Index and the S&P 500 Index, which returned 14.07% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials and communication services sectors. Axon Enterprise, a law enforcement technology company, was a leading relative contributor in the industrials sector. A focus on force enhancement, efficiency and artificial intelligence (AI) technology from domestic and international police agencies have been growth drivers for Axon. In the communication services sector, the Fund benefited from a lack of certain index component stocks that fared poorly over the period.

↑
At the stock level, a below-index weighting in Microsoft helped relative returns in the information technology (IT) sector. The software giant’s cloud computing platform Azure continued to be profitable for the company but saw a moderation in growth.

↑
The IT sector also benefited from an investment in Fair Isaac—a credit scoring and data analytics provider. Pricing power and strong customer demand in its credit scoring business lifted the stock to a record high over the period. The company has a dominant position in mortgage scoring and is a vital component of the credit scoring process.

Top detractors from performance:
↓
Stock selection in the consumer discretionary sector was a driver of negative relative returns over the period, led lower by an underweight in Tesla. Stock performance for the electric carmaker was driven, in part, by positive market sentiment and increased expectations for growth following the 2024 presidential election and announcements on progress with their self-driving car, robotaxi and humanoid robot strategies.

↓
Stock selection in the IT sector had an adverse effect on relative performance. Underweights in Broadcom and Apple accounted for a large share of the Fund’s relative decline but added to absolute returns. Semiconductor company Broadcom saw significant growth in AI revenue supported by strong demand for its AI chips.

↓
Apple’s stock reached an all-time high in mid-July 2024 following the company’s announcement of Apple Intelligence, a software update that brings AI features across its products. The technology giant also announced a record US$110 billion share buyback program, making it the largest buyback in U.S. corporate history.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R	7.57	11.17	10.81
Russell 3000 Index	11.40	15.12	11.68
Russell 3000 Growth Index	14.07	16.71	14.72
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,160,453,860
Holdings Count | $ / shares	85	[24]
Advisory Fees Paid, Amount	$ 24,439,109
Investment Company Portfolio Turnover	27.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$4,160,453,860
Total Number of Portfolio Holdings*	85
Total Management Fee Paid	$24,439,109
Portfolio Turnover Rate	27.59%
[24]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Anthony Hardy was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Growth Opportunities Fund
Class Name	Class R6
Trading Symbol	FOPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$59	0.57%
[25]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R6 shares of Franklin Growth Opportunities Fund returned 8.19%. The Fund compares its performance to the Russell 3000 Growth Index and the S&P 500 Index, which returned 14.07% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials and communication services sectors. Axon Enterprise, a law enforcement technology company, was a leading relative contributor in the industrials sector. A focus on force enhancement, efficiency and artificial intelligence (AI) technology from domestic and international police agencies have been growth drivers for Axon. In the communication services sector, the Fund benefited from a lack of certain index component stocks that fared poorly over the period.

↑
At the stock level, a below-index weighting in Microsoft helped relative returns in the information technology (IT) sector. The software giant’s cloud computing platform Azure continued to be profitable for the company but saw a moderation in growth.

↑
The IT sector also benefited from an investment in Fair Isaac—a credit scoring and data analytics provider. Pricing power and strong customer demand in its credit scoring business lifted the stock to a record high over the period. The company has a dominant position in mortgage scoring and is a vital component of the credit scoring process.

Top detractors from performance:
↓
Stock selection in the consumer discretionary sector was a driver of negative relative returns over the period, led lower by an underweight in Tesla. Stock performance for the electric carmaker was driven, in part, by positive market sentiment and increased expectations for growth following the 2024 presidential election and announcements on progress with their self-driving car, robotaxi and humanoid robot strategies.

↓
Stock selection in the IT sector had an adverse effect on relative performance. Underweights in Broadcom and Apple accounted for a large share of the Fund’s relative decline but added to absolute returns. Semiconductor company Broadcom saw significant growth in AI revenue supported by strong demand for its AI chips.

↓
Apple’s stock reached an all-time high in mid-July 2024 following the company’s announcement of Apple Intelligence, a software update that brings AI features across its products. The technology giant also announced a record US$110 billion share buyback program, making it the largest buyback in U.S. corporate history.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R6	8.19	11.82	11.50
Russell 3000 Index	11.40	15.12	11.68
Russell 3000 Growth Index	14.07	16.71	14.72
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,160,453,860
Holdings Count | $ / shares	85	[26]
Advisory Fees Paid, Amount	$ 24,439,109
Investment Company Portfolio Turnover	27.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$4,160,453,860
Total Number of Portfolio Holdings*	85
Total Management Fee Paid	$24,439,109
Portfolio Turnover Rate	27.59%
[26]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Anthony Hardy was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Growth Opportunities Fund
Class Name	Advisor Class
Trading Symbol	FRAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Growth Opportunities Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$67	0.64%
[27]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Advisor Class shares of Franklin Growth Opportunities Fund returned 8.12%. The Fund compares its performance to the Russell 3000 Growth Index and the S&P 500 Index, which returned 14.07% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials and communication services sectors. Axon Enterprise, a law enforcement technology company, was a leading relative contributor in the industrials sector. A focus on force enhancement, efficiency and artificial intelligence (AI) technology from domestic and international police agencies have been growth drivers for Axon. In the communication services sector, the Fund benefited from a lack of certain index component stocks that fared poorly over the period.

↑
At the stock level, a below-index weighting in Microsoft helped relative returns in the information technology (IT) sector. The software giant’s cloud computing platform Azure continued to be profitable for the company but saw a moderation in growth.

↑
The IT sector also benefited from an investment in Fair Isaac—a credit scoring and data analytics provider. Pricing power and strong customer demand in its credit scoring business lifted the stock to a record high over the period. The company has a dominant position in mortgage scoring and is a vital component of the credit scoring process.

Top detractors from performance:
↓
Stock selection in the consumer discretionary sector was a driver of negative relative returns over the period, led lower by an underweight in Tesla. Stock performance for the electric carmaker was driven, in part, by positive market sentiment and increased expectations for growth following the 2024 presidential election and announcements on progress with their self-driving car, robotaxi and humanoid robot strategies.

↓
Stock selection in the IT sector had an adverse effect on relative performance. Underweights in Broadcom and Apple accounted for a large share of the Fund’s relative decline but added to absolute returns. Semiconductor company Broadcom saw significant growth in AI revenue supported by strong demand for its AI chips.

↓
Apple’s stock reached an all-time high in mid-July 2024 following the company’s announcement of Apple Intelligence, a software update that brings AI features across its products. The technology giant also announced a record US$110 billion share buyback program, making it the largest buyback in U.S. corporate history.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	8.12	11.73	11.36
Russell 3000 Index	11.40	15.12	11.68
Russell 3000 Growth Index	14.07	16.71	14.72
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,160,453,860
Holdings Count | $ / shares	85	[28]
Advisory Fees Paid, Amount	$ 24,439,109
Investment Company Portfolio Turnover	27.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$4,160,453,860
Total Number of Portfolio Holdings*	85
Total Management Fee Paid	$24,439,109
Portfolio Turnover Rate	27.59%
[28]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Anthony Hardy was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Natural Resources Fund
Class Name	Class A
Trading Symbol	FRNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$96	0.99%
[29]
Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class A shares of Franklin Natural Resources Fund returned -6.87%. The Fund compares its performance to the S&P North American Natural Resources Sector Index and the S&P Global Natural Resources Index, which returned -3.60% and -6.73%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the oilfield services industry, where robust gains for off-benchmark positions in Technip Energies and Ranger Energy Services were most beneficial. Portfolio underweighting in poor-performing integrated oil and gas companies such as Chevron and Exxon Mobil further buoyed the Fund’s energy sector results.

↑
Among metals and mining companies, exceptionally strong one-year gains for the Fund’s overweighted stakes in gold producers such as Alamos Gold and Newmont. Similarly elevated returns were seen with select contributors in the diversified metals and mining industry, led by a heavily-overweighted position in rare earths mining and processing company MP Materials.

↑
Off-benchmark investments in the fertilizers and agricultural chemicals industry, where Corteva and Nutrien were standout contributors; and in the industrial gases industry, where Air Products and Chemicals was the best of two holdings that added to both relative and absolute returns.

Top detractors from performance:
↓
Allocation in the oil and gas storage and transportation industry, where the Fund maintained much lighter-than-index exposures to Enbridge, Cheniere Energy and other energy pipeline/infrastructure companies that saw their equity values appreciate significantly on the back of expected natural gas demand to power artificial intelligence (AI) focused data centers.

↓
Keeping roughly seven times the benchmark’s modest exposure to underperforming diversified metals and mining companies, including several that suffered double-digit percentage declines. Overweighting in copper-focused miners was also detrimental as key detractor ERO Copper and all other related holdings shed considerable equity value despite long-term expectations for healthy demand from electrification trends.

↓
Off-benchmark renewable energy plays had a tough year amid shifting supply/demand, geopolitical and policy-related dynamics. Key detractors were Albemarle (battery-grade lithium mining), Fluence Energy (digital renewable energy storage solutions; sold by period-end), and some of Fluence’s green energy-focused peers in the electrical components and equipment industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	-6.87	18.07	0.64
Class A (with sales charge)	-11.99	16.74	0.07
Russell 3000 Index	11.40	15.12	11.68
S&P North American Natural Resources Sector Index	-3.60	18.67	3.94
S&P Global Natural Resources Index	-6.73	12.53	5.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 293,885,401
Holdings Count | $ / shares	91	[30]
Advisory Fees Paid, Amount	$ 1,743,418
Investment Company Portfolio Turnover	19.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$293,885,401
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$1,743,418
Portfolio Turnover Rate	19.72%
[30]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Natural Resources Fund
Class Name	Class C
Trading Symbol	FNCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$167	1.74%
[31]
Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class C shares of Franklin Natural Resources Fund returned -7.58%. The Fund compares its performance to the S&P North American Natural Resources Sector Index and the S&P Global Natural Resources Index, which returned -3.60% and -6.73%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the oilfield services industry, where robust gains for off-benchmark positions in Technip Energies and Ranger Energy Services were most beneficial. Portfolio underweighting in poor-performing integrated oil and gas companies such as Chevron and Exxon Mobil further buoyed the Fund’s energy sector results.

↑
Among metals and mining companies, exceptionally strong one-year gains for the Fund’s overweighted stakes in gold producers such as Alamos Gold and Newmont. Similarly elevated returns were seen with select contributors in the diversified metals and mining industry, led by a heavily-overweighted position in rare earths mining and processing company MP Materials.

↑
Off-benchmark investments in the fertilizers and agricultural chemicals industry, where Corteva and Nutrien were standout contributors; and in the industrial gases industry, where Air Products and Chemicals was the best of two holdings that added to both relative and absolute returns.

Top detractors from performance:
↓
Allocation in the oil and gas storage and transportation industry, where the Fund maintained much lighter-than-index exposures to Enbridge, Cheniere Energy and other energy pipeline/infrastructure companies that saw their equity values appreciate significantly on the back of expected natural gas demand to power artificial intelligence (AI) focused data centers.

↓
Keeping roughly seven times the benchmark’s modest exposure to underperforming diversified metals and mining companies, including several that suffered double-digit percentage declines. Overweighting in copper-focused miners was also detrimental as key detractor ERO Copper and all other related holdings shed considerable equity value despite long-term expectations for healthy demand from electrification trends.

↓
Off-benchmark renewable energy plays had a tough year amid shifting supply/demand, geopolitical and policy-related dynamics. Key detractors were Albemarle (battery-grade lithium mining), Fluence Energy (digital renewable energy storage solutions; sold by period-end), and some of Fluence’s green energy-focused peers in the electrical components and equipment industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	-7.58	17.18	-0.11
Class C (with sales charge)	-8.49	17.18	-0.11
Russell 3000 Index	11.40	15.12	11.68
S&P North American Natural Resources Sector Index	-3.60	18.67	3.94
S&P Global Natural Resources Index	-6.73	12.53	5.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 293,885,401
Holdings Count | $ / shares	91	[32]
Advisory Fees Paid, Amount	$ 1,743,418
Investment Company Portfolio Turnover	19.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$293,885,401
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$1,743,418
Portfolio Turnover Rate	19.72%
[32]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Natural Resources Fund
Class Name	Class R6
Trading Symbol	FNCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$60	0.62%
[33]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R6 shares of Franklin Natural Resources Fund returned -6.56%. The Fund compares its performance to the S&P North American Natural Resources Sector Index and the S&P Global Natural Resources Index, which returned -3.60% and -6.73%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the oilfield services industry, where robust gains for off-benchmark positions in Technip Energies and Ranger Energy Services were most beneficial. Portfolio underweighting in poor-performing integrated oil and gas companies such as Chevron and Exxon Mobil further buoyed the Fund’s energy sector results.

↑
Among metals and mining companies, exceptionally strong one-year gains for the Fund’s overweighted stakes in gold producers such as Alamos Gold and Newmont. Similarly elevated returns were seen with select contributors in the diversified metals and mining industry, led by a heavily-overweighted position in rare earths mining and processing company MP Materials.

↑
Off-benchmark investments in the fertilizers and agricultural chemicals industry, where Corteva and Nutrien were standout contributors; and in the industrial gases industry, where Air Products and Chemicals was the best of two holdings that added to both relative and absolute returns.

Top detractors from performance:
↓
Allocation in the oil and gas storage and transportation industry, where the Fund maintained much lighter-than-index exposures to Enbridge, Cheniere Energy and other energy pipeline/infrastructure companies that saw their equity values appreciate significantly on the back of expected natural gas demand to power artificial intelligence (AI) focused data centers.

↓
Keeping roughly seven times the benchmark’s modest exposure to underperforming diversified metals and mining companies, including several that suffered double-digit percentage declines. Overweighting in copper-focused miners was also detrimental as key detractor ERO Copper and all other related holdings shed considerable equity value despite long-term expectations for healthy demand from electrification trends.

↓
Off-benchmark renewable energy plays had a tough year amid shifting supply/demand, geopolitical and policy-related dynamics. Key detractors were Albemarle (battery-grade lithium mining), Fluence Energy (digital renewable energy storage solutions; sold by period-end), and some of Fluence’s green energy-focused peers in the electrical components and equipment industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R6	-6.56	18.59	1.12
Russell 3000 Index	11.40	15.12	11.68
S&P North American Natural Resources Sector Index	-3.60	18.67	3.94
S&P Global Natural Resources Index	-6.73	12.53	5.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 293,885,401
Holdings Count | $ / shares	91	[34]
Advisory Fees Paid, Amount	$ 1,743,418
Investment Company Portfolio Turnover	19.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$293,885,401
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$1,743,418
Portfolio Turnover Rate	19.72%
[34]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Natural Resources Fund
Class Name	Advisor Class
Trading Symbol	FNRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Natural Resources Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$72	0.74%
[35]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Advisor Class shares of Franklin Natural Resources Fund returned -6.68%. The Fund compares its performance to the S&P North American Natural Resources Sector Index and the S&P Global Natural Resources Index, which returned -3.60% and -6.73%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the oilfield services industry, where robust gains for off-benchmark positions in Technip Energies and Ranger Energy Services were most beneficial. Portfolio underweighting in poor-performing integrated oil and gas companies such as Chevron and Exxon Mobil further buoyed the Fund’s energy sector results.

↑
Among metals and mining companies, exceptionally strong one-year gains for the Fund’s overweighted stakes in gold producers such as Alamos Gold and Newmont. Similarly elevated returns were seen with select contributors in the diversified metals and mining industry, led by a heavily-overweighted position in rare earths mining and processing company MP Materials.

↑
Off-benchmark investments in the fertilizers and agricultural chemicals industry, where Corteva and Nutrien were standout contributors; and in the industrial gases industry, where Air Products and Chemicals was the best of two holdings that added to both relative and absolute returns.

Top detractors from performance:
↓
Allocation in the oil and gas storage and transportation industry, where the Fund maintained much lighter-than-index exposures to Enbridge, Cheniere Energy and other energy pipeline/infrastructure companies that saw their equity values appreciate significantly on the back of expected natural gas demand to power artificial intelligence (AI) focused data centers.

↓
Keeping roughly seven times the benchmark’s modest exposure to underperforming diversified metals and mining companies, including several that suffered double-digit percentage declines. Overweighting in copper-focused miners was also detrimental as key detractor ERO Copper and all other related holdings shed considerable equity value despite long-term expectations for healthy demand from electrification trends.

↓
Off-benchmark renewable energy plays had a tough year amid shifting supply/demand, geopolitical and policy-related dynamics. Key detractors were Albemarle (battery-grade lithium mining), Fluence Energy (digital renewable energy storage solutions; sold by period-end), and some of Fluence’s green energy-focused peers in the electrical components and equipment industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	-6.68	18.37	0.89
Russell 3000 Index	11.40	15.12	11.68
S&P North American Natural Resources Sector Index	-3.60	18.67	3.94
S&P Global Natural Resources Index	-6.73	12.53	5.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 293,885,401
Holdings Count | $ / shares	91	[36]
Advisory Fees Paid, Amount	$ 1,743,418
Investment Company Portfolio Turnover	19.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$293,885,401
Total Number of Portfolio Holdings*	91
Total Management Fee Paid	$1,743,418
Portfolio Turnover Rate	19.72%
[36]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Growth Fund
Class Name	Class A
Trading Symbol	FSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$102	1.04%
[37]
Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class A shares of Franklin Small Cap Growth Fund returned -3.25%. The Fund compares its performance to the Russell 2000 Growth Index and the S&P 500 Index, which returned 2.42% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was a driver of positive relative performance led by a position in Kratos Defense & Security. The defense contractor scored several lucrative contracts over the period, spotlighting the company’s continued growth and innovation in defense and security solutions.

↑
In the financials sector, Paymentus Holdings is an out-of-benchmark position that significantly contributed to returns. The bill payment services company has seen strong demand for its advanced payment platform and has onboarded several new, large enterprise clients.

↑
SiTime was a leading contributor in the information technology (IT) sector. The semiconductor manufacturer commands a significant portion of the precision timing industry and continued to see strong profit growth from its high-value applications and differentiated product offerings.

Top detractors from performance:
↓
At the sector level, relative returns were hurt most by stock selection in the health care sector, particularly in the biotechnology and health care equipment and supplies industries. Stock selection and an overweight in the IT sector also meaningfully detracted from relative results. Within IT, Onto innovation shares were hampered by a misalignment of supply-chain costs and inventory levels over the period.

↓
In the financials sector, relative performance was hindered by a position in global payments software company Flywire, which faced foreign exchange headwinds and student visa restrictions over the period.

↓
In the energy sector, Liberty Energy was a relative detractor as slower global economic growth and trade uncertainty curbed energy demand. Notable leadership changes at the company also introduced some uncertainty that added to the stock’s decline.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	-3.25	7.33	7.01
Class A (with sales charge)	-8.58	6.12	6.41
Russell 3000 Index	11.40	15.12	11.68
Russell 2000 Growth Index	2.42	7.60	6.39
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,278,348,128
Holdings Count | $ / shares	124	[38]
Advisory Fees Paid, Amount	$ 16,586,955
Investment Company Portfolio Turnover	16.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,278,348,128
Total Number of Portfolio Holdings*	124
Total Management Fee Paid	$16,586,955
Portfolio Turnover Rate	16.31%
[38]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Growth Fund
Class Name	Class C
Trading Symbol	FCSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$175	1.79%
[39]
Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class C shares of Franklin Small Cap Growth Fund returned -3.98%. The Fund compares its performance to the Russell 2000 Growth Index and the S&P 500 Index, which returned 2.42% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was a driver of positive relative performance led by a position in Kratos Defense & Security. The defense contractor scored several lucrative contracts over the period, spotlighting the company’s continued growth and innovation in defense and security solutions.

↑
In the financials sector, Paymentus Holdings is an out-of-benchmark position that significantly contributed to returns. The bill payment services company has seen strong demand for its advanced payment platform and has onboarded several new, large enterprise clients.

↑
SiTime was a leading contributor in the information technology (IT) sector. The semiconductor manufacturer commands a significant portion of the precision timing industry and continued to see strong profit growth from its high-value applications and differentiated product offerings.

Top detractors from performance:
↓
At the sector level, relative returns were hurt most by stock selection in the health care sector, particularly in the biotechnology and health care equipment and supplies industries. Stock selection and an overweight in the IT sector also meaningfully detracted from relative results. Within IT, Onto innovation shares were hampered by a misalignment of supply-chain costs and inventory levels over the period.

↓
In the financials sector, relative performance was hindered by a position in global payments software company Flywire, which faced foreign exchange headwinds and student visa restrictions over the period.

↓
In the energy sector, Liberty Energy was a relative detractor as slower global economic growth and trade uncertainty curbed energy demand. Notable leadership changes at the company also introduced some uncertainty that added to the stock’s decline.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	-3.98	6.55	6.23
Class C (with sales charge)	-4.94	6.55	6.23
Russell 3000 Index	11.40	15.12	11.68
Russell 2000 Growth Index	2.42	7.60	6.39
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,278,348,128
Holdings Count | $ / shares	124	[40]
Advisory Fees Paid, Amount	$ 16,586,955
Investment Company Portfolio Turnover	16.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,278,348,128
Total Number of Portfolio Holdings*	124
Total Management Fee Paid	$16,586,955
Portfolio Turnover Rate	16.31%
[40]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Growth Fund
Class Name	Class R
Trading Symbol	FSSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$127	1.29%
[41]
Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R shares of Franklin Small Cap Growth Fund returned -3.50%. The Fund compares its performance to the Russell 2000 Growth Index and the S&P 500 Index, which returned 2.42% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was a driver of positive relative performance led by a position in Kratos Defense & Security. The defense contractor scored several lucrative contracts over the period, spotlighting the company’s continued growth and innovation in defense and security solutions.

↑
In the financials sector, Paymentus Holdings is an out-of-benchmark position that significantly contributed to returns. The bill payment services company has seen strong demand for its advanced payment platform and has onboarded several new, large enterprise clients.

↑
SiTime was a leading contributor in the information technology (IT) sector. The semiconductor manufacturer commands a significant portion of the precision timing industry and continued to see strong profit growth from its high-value applications and differentiated product offerings.

Top detractors from performance:
↓
At the sector level, relative returns were hurt most by stock selection in the health care sector, particularly in the biotechnology and health care equipment and supplies industries. Stock selection and an overweight in the IT sector also meaningfully detracted from relative results. Within IT, Onto innovation shares were hampered by a misalignment of supply-chain costs and inventory levels over the period.

↓
In the financials sector, relative performance was hindered by a position in global payments software company Flywire, which faced foreign exchange headwinds and student visa restrictions over the period.

↓
In the energy sector, Liberty Energy was a relative detractor as slower global economic growth and trade uncertainty curbed energy demand. Notable leadership changes at the company also introduced some uncertainty that added to the stock’s decline.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R	-3.50	7.07	6.75
Russell 3000 Index	11.40	15.12	11.68
Russell 2000 Growth Index	2.42	7.60	6.39
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,278,348,128
Holdings Count | $ / shares	124	[42]
Advisory Fees Paid, Amount	$ 16,586,955
Investment Company Portfolio Turnover	16.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,278,348,128
Total Number of Portfolio Holdings*	124
Total Management Fee Paid	$16,586,955
Portfolio Turnover Rate	16.31%
[42]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	FSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$64	0.65%
[43]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R6 shares of Franklin Small Cap Growth Fund returned -2.88%. The Fund compares its performance to the Russell 2000 Growth Index and the S&P 500 Index, which returned 2.42% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was a driver of positive relative performance led by a position in Kratos Defense & Security. The defense contractor scored several lucrative contracts over the period, spotlighting the company’s continued growth and innovation in defense and security solutions.

↑
In the financials sector, Paymentus Holdings is an out-of-benchmark position that significantly contributed to returns. The bill payment services company has seen strong demand for its advanced payment platform and has onboarded several new, large enterprise clients.

↑
SiTime was a leading contributor in the information technology (IT) sector. The semiconductor manufacturer commands a significant portion of the precision timing industry and continued to see strong profit growth from its high-value applications and differentiated product offerings.

Top detractors from performance:
↓
At the sector level, relative returns were hurt most by stock selection in the health care sector, particularly in the biotechnology and health care equipment and supplies industries. Stock selection and an overweight in the IT sector also meaningfully detracted from relative results. Within IT, Onto innovation shares were hampered by a misalignment of supply-chain costs and inventory levels over the period.

↓
In the financials sector, relative performance was hindered by a position in global payments software company Flywire, which faced foreign exchange headwinds and student visa restrictions over the period.

↓
In the energy sector, Liberty Energy was a relative detractor as slower global economic growth and trade uncertainty curbed energy demand. Notable leadership changes at the company also introduced some uncertainty that added to the stock’s decline.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R6	-2.88	7.77	7.47
Russell 3000 Index	11.40	15.12	11.68
Russell 2000 Growth Index	2.42	7.60	6.39
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,278,348,128
Holdings Count | $ / shares	124	[44]
Advisory Fees Paid, Amount	$ 16,586,955
Investment Company Portfolio Turnover	16.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,278,348,128
Total Number of Portfolio Holdings*	124
Total Management Fee Paid	$16,586,955
Portfolio Turnover Rate	16.31%
[44]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	FSSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$78	0.79%
[45]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Advisor Class shares of Franklin Small Cap Growth Fund returned -3.05%. The Fund compares its performance to the Russell 2000 Growth Index and the S&P 500 Index, which returned 2.42% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was a driver of positive relative performance led by a position in Kratos Defense & Security. The defense contractor scored several lucrative contracts over the period, spotlighting the company’s continued growth and innovation in defense and security solutions.

↑
In the financials sector, Paymentus Holdings is an out-of-benchmark position that significantly contributed to returns. The bill payment services company has seen strong demand for its advanced payment platform and has onboarded several new, large enterprise clients.

↑
SiTime was a leading contributor in the information technology (IT) sector. The semiconductor manufacturer commands a significant portion of the precision timing industry and continued to see strong profit growth from its high-value applications and differentiated product offerings.

Top detractors from performance:
↓
At the sector level, relative returns were hurt most by stock selection in the health care sector, particularly in the biotechnology and health care equipment and supplies industries. Stock selection and an overweight in the IT sector also meaningfully detracted from relative results. Within IT, Onto innovation shares were hampered by a misalignment of supply-chain costs and inventory levels over the period.

↓
In the financials sector, relative performance was hindered by a position in global payments software company Flywire, which faced foreign exchange headwinds and student visa restrictions over the period.

↓
In the energy sector, Liberty Energy was a relative detractor as slower global economic growth and trade uncertainty curbed energy demand. Notable leadership changes at the company also introduced some uncertainty that added to the stock’s decline.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	-3.05	7.60	7.28
Russell 3000 Index	11.40	15.12	11.68
Russell 2000 Growth Index	2.42	7.60	6.39
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,278,348,128
Holdings Count | $ / shares	124	[46]
Advisory Fees Paid, Amount	$ 16,586,955
Investment Company Portfolio Turnover	16.31%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$2,278,348,128
Total Number of Portfolio Holdings*	124
Total Management Fee Paid	$16,586,955
Portfolio Turnover Rate	16.31%
[46]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	FRSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$85	0.84%
[47]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class A shares of Franklin Small-Mid Cap Growth Fund returned 2.27%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 13.65% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the industrials sector where Axon Enterprise was a leading relative contributor. A focus on supporting police budgets, lack of significant competition and minimal tariff exposure have been tailwinds for the law enforcement technology company.

↑
In the consumer discretionary sector, DoorDash was a leading individual contributor at the stock level. The food delivery company has dramatically improved its profitability year-over-year helped by DashPass subscriber growth and repeat orders.

↑
In the communication services sector, Roblox, a developer of an online game platform and game creation system, reported business improvements that included stronger bookings and continued cost discipline. Management also stated that artificial intelligence (AI) was being deployed across its platform for more efficient content creation and enhanced user experience.

Top detractors from performance:
↓
Stock selection in the information technology (IT) sector meaningfully detracted from relative returns over the period. This was due to stock selection and an underweight in the software industry, where an underweight in strong-performing shares of Applovin detracted from relative returns. Company revenue grew substantially following the introduction of an AI-powered software update that improves marketing and monetization of content.

↓
In the IT services industry, database specialist MongoDB faced several challenges that included a one-time revenue headwind that impacted the company’s overall financial performance. Worsening economic conditions led the company to downgrade its guidance for fiscal full-year 2025, which further pressured the stock.

↓
A challenging market environment also weighed on the shares of Blaize Holdings, which was another relative detractor in the IT sector. The company specializes in AI-enabled edge computing solutions and went public in January 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	2.27	8.58	8.11
Class A (with sales charge)	-3.35	7.36	7.51
Russell 3000 Index	11.40	15.12	11.68
Russell Midcap Growth Index	13.65	12.31	10.58
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,531,973,205
Holdings Count | $ / shares	99	[48]
Advisory Fees Paid, Amount	$ 17,655,085
Investment Company Portfolio Turnover	33.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,531,973,205
Total Number of Portfolio Holdings*	99
Total Management Fee Paid	$17,655,085
Portfolio Turnover Rate	33.86%
[48]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jennifer Chen was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	FRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$160	1.59%
[49]
Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class C shares of Franklin Small-Mid Cap Growth Fund returned 1.52%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 13.65% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the industrials sector where Axon Enterprise was a leading relative contributor. A focus on supporting police budgets, lack of significant competition and minimal tariff exposure have been tailwinds for the law enforcement technology company.

↑
In the consumer discretionary sector, DoorDash was a leading individual contributor at the stock level. The food delivery company has dramatically improved its profitability year-over-year helped by DashPass subscriber growth and repeat orders.

↑
In the communication services sector, Roblox, a developer of an online game platform and game creation system, reported business improvements that included stronger bookings and continued cost discipline. Management also stated that artificial intelligence (AI) was being deployed across its platform for more efficient content creation and enhanced user experience.

Top detractors from performance:
↓
Stock selection in the information technology (IT) sector meaningfully detracted from relative returns over the period. This was due to stock selection and an underweight in the software industry, where an underweight in strong-performing shares of Applovin detracted from relative returns. Company revenue grew substantially following the introduction of an AI-powered software update that improves marketing and monetization of content.

↓
In the IT services industry, database specialist MongoDB faced several challenges that included a one-time revenue headwind that impacted the company’s overall financial performance. Worsening economic conditions led the company to downgrade its guidance for fiscal full-year 2025, which further pressured the stock.

↓
A challenging market environment also weighed on the shares of Blaize Holdings, which was another relative detractor in the IT sector. The company specializes in AI-enabled edge computing solutions and went public in January 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	1.52	7.76	7.30
Class C (with sales charge)	0.52	7.76	7.30
Russell 3000 Index	11.40	15.12	11.68
Russell Midcap Growth Index	13.65	12.31	10.58
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,531,973,205
Holdings Count | $ / shares	99	[50]
Advisory Fees Paid, Amount	$ 17,655,085
Investment Company Portfolio Turnover	33.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,531,973,205
Total Number of Portfolio Holdings*	99
Total Management Fee Paid	$17,655,085
Portfolio Turnover Rate	33.86%
[50]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jennifer Chen was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	FSMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$110	1.09%
[51]
Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R shares of Franklin Small-Mid Cap Growth Fund returned 2.04%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 13.65% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the industrials sector where Axon Enterprise was a leading relative contributor. A focus on supporting police budgets, lack of significant competition and minimal tariff exposure have been tailwinds for the law enforcement technology company.

↑
In the consumer discretionary sector, DoorDash was a leading individual contributor at the stock level. The food delivery company has dramatically improved its profitability year-over-year helped by DashPass subscriber growth and repeat orders.

↑
In the communication services sector, Roblox, a developer of an online game platform and game creation system, reported business improvements that included stronger bookings and continued cost discipline. Management also stated that artificial intelligence (AI) was being deployed across its platform for more efficient content creation and enhanced user experience.

Top detractors from performance:
↓
Stock selection in the information technology (IT) sector meaningfully detracted from relative returns over the period. This was due to stock selection and an underweight in the software industry, where an underweight in strong-performing shares of Applovin detracted from relative returns. Company revenue grew substantially following the introduction of an AI-powered software update that improves marketing and monetization of content.

↓
In the IT services industry, database specialist MongoDB faced several challenges that included a one-time revenue headwind that impacted the company’s overall financial performance. Worsening economic conditions led the company to downgrade its guidance for fiscal full-year 2025, which further pressured the stock.

↓
A challenging market environment also weighed on the shares of Blaize Holdings, which was another relative detractor in the IT sector. The company specializes in AI-enabled edge computing solutions and went public in January 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R	2.04	8.32	7.85
Russell 3000 Index	11.40	15.12	11.68
Russell Midcap Growth Index	13.65	12.31	10.58
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,531,973,205
Holdings Count | $ / shares	99	[52]
Advisory Fees Paid, Amount	$ 17,655,085
Investment Company Portfolio Turnover	33.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,531,973,205
Total Number of Portfolio Holdings*	99
Total Management Fee Paid	$17,655,085
Portfolio Turnover Rate	33.86%
[52]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jennifer Chen was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	FMGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$51	0.50%
[53]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class R6 shares of Franklin Small-Mid Cap Growth Fund returned 2.61%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 13.65% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the industrials sector where Axon Enterprise was a leading relative contributor. A focus on supporting police budgets, lack of significant competition and minimal tariff exposure have been tailwinds for the law enforcement technology company.

↑
In the consumer discretionary sector, DoorDash was a leading individual contributor at the stock level. The food delivery company has dramatically improved its profitability year-over-year helped by DashPass subscriber growth and repeat orders.

↑
In the communication services sector, Roblox, a developer of an online game platform and game creation system, reported business improvements that included stronger bookings and continued cost discipline. Management also stated that artificial intelligence (AI) was being deployed across its platform for more efficient content creation and enhanced user experience.

Top detractors from performance:
↓
Stock selection in the information technology (IT) sector meaningfully detracted from relative returns over the period. This was due to stock selection and an underweight in the software industry, where an underweight in strong-performing shares of Applovin detracted from relative returns. Company revenue grew substantially following the introduction of an AI-powered software update that improves marketing and monetization of content.

↓
In the IT services industry, database specialist MongoDB faced several challenges that included a one-time revenue headwind that impacted the company’s overall financial performance. Worsening economic conditions led the company to downgrade its guidance for fiscal full-year 2025, which further pressured the stock.

↓
A challenging market environment also weighed on the shares of Blaize Holdings, which was another relative detractor in the IT sector. The company specializes in AI-enabled edge computing solutions and went public in January 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class R6	2.61	8.96	8.55
Russell 3000 Index	11.40	15.12	11.68
Russell Midcap Growth Index	13.65	12.31	10.58
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,531,973,205
Holdings Count | $ / shares	99	[54]
Advisory Fees Paid, Amount	$ 17,655,085
Investment Company Portfolio Turnover	33.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,531,973,205
Total Number of Portfolio Holdings*	99
Total Management Fee Paid	$17,655,085
Portfolio Turnover Rate	33.86%
[54]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jennifer Chen was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	FSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small-Mid Cap Growth Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$60	0.59%
[55]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Advisor Class shares of Franklin Small-Mid Cap Growth Fund returned 2.52%. The Fund compares its performance to the Russell Midcap Growth Index and the S&P 500 Index, which returned 13.65% and 12.10%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an overweight in the industrials sector where Axon Enterprise was a leading relative contributor. A focus on supporting police budgets, lack of significant competition and minimal tariff exposure have been tailwinds for the law enforcement technology company.

↑
In the consumer discretionary sector, DoorDash was a leading individual contributor at the stock level. The food delivery company has dramatically improved its profitability year-over-year helped by DashPass subscriber growth and repeat orders.

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In the communication services sector, Roblox, a developer of an online game platform and game creation system, reported business improvements that included stronger bookings and continued cost discipline. Management also stated that artificial intelligence (AI) was being deployed across its platform for more efficient content creation and enhanced user experience.

Top detractors from performance:
↓
Stock selection in the information technology (IT) sector meaningfully detracted from relative returns over the period. This was due to stock selection and an underweight in the software industry, where an underweight in strong-performing shares of Applovin detracted from relative returns. Company revenue grew substantially following the introduction of an AI-powered software update that improves marketing and monetization of content.

↓
In the IT services industry, database specialist MongoDB faced several challenges that included a one-time revenue headwind that impacted the company’s overall financial performance. Worsening economic conditions led the company to downgrade its guidance for fiscal full-year 2025, which further pressured the stock.

↓
A challenging market environment also weighed on the shares of Blaize Holdings, which was another relative detractor in the IT sector. The company specializes in AI-enabled edge computing solutions and went public in January 2025.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Advisor Class	2.52	8.85	8.38
Russell 3000 Index	11.40	15.12	11.68
Russell Midcap Growth Index	13.65	12.31	10.58
S&P 500 Index	12.10	15.61	12.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,531,973,205
Holdings Count | $ / shares	99	[56]
Advisory Fees Paid, Amount	$ 17,655,085
Investment Company Portfolio Turnover	33.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$3,531,973,205
Total Number of Portfolio Holdings*	99
Total Management Fee Paid	$17,655,085
Portfolio Turnover Rate	33.86%
[56]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2024, Jennifer Chen was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since May 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
*	Does not include derivatives, except purchased options, if any.

[23]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
*	Does not include derivatives, except purchased options, if any.

[27]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[34]
*	Does not include derivatives, except purchased options, if any.

[35]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[38]
*	Does not include derivatives, except purchased options, if any.

[39]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[42]
*	Does not include derivatives, except purchased options, if any.

[43]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[44]
*	Does not include derivatives, except purchased options, if any.

[45]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[46]
*	Does not include derivatives, except purchased options, if any.

[47]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[50]
*	Does not include derivatives, except purchased options, if any.

[51]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[52]
*	Does not include derivatives, except purchased options, if any.

[53]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[54]
*	Does not include derivatives, except purchased options, if any.

[55]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[56]
*	Does not include derivatives, except purchased options, if any.